united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drivem Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/21

Item 1. Reports to Stockholders.

Probabilities VIT Fund

Semi-Annual Report
June 30, 2021

1-855-227-7204
www.probabilitiesfund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Probabilities VIT Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

ProbabilitiesFund.com

Dear Fellow Shareholders:

We are pleased to present you with the Probabilities VIT Fund Semiannual Report. For the six-month period ended June 30, 2021, Probabilities VIT Fund’s (Class 1 shares) (the “Portfolio”) total return was +1.22%, compared to +7.93% by the Morningstar Diversified Alternatives Index* and +15.25% for the S&P 500 Index*.

In the first half of 2021 the Portfolio continued to utilize the enhanced model that was first implemented in the first quarter of 2019 with the addition of Probabilities Fund Management’s (PFM), data-driven risk management metric, DVAM (Dynamic Volatility Adjustment Metric). DVAM utilizes the CBOE’s VIX index* as an input and is designed to reduce equity exposure as market volatility is rising and to return equity exposure to strategy targets as volatility recedes. With the addition of DVAM, the enhanced model is entirely a data-driven, systematic investment strategy that is reviewed on an ongoing basis.

During the period under review, the Portfolio’s market exposure alternated between a neutral, long, leveraged, or inverse position as dictated by its investment policy rules and guidelines that shift it to a more aggressive position during the “Best Six Months” (November to April), as defined in the annual Stock Trader’s Almanac, and more conservative and inverse positions during the “Worst Six Months” (May to October). While there were certain leveraged trades that benefited the Portfolio relative to the market (in March), there were also periods where leveraged bets worked against the Portfolio (January). Underperformance by the Portfolio in May and June was the result of the strategy’s defensive posture taken throughout the “Worst Six Months” as the S&P 500 Index* advanced.

Looking back over the six-month period, the Portfolio started the period positioned with 1x equity market (bullish) exposure and oscillated between a 0.5x (long), 1x (long), and 1.5x (leveraged) position during the historically bullish months January through April. In May and June the Portfolio was actively managed to obtain limited 1x (long) equity exposure, periods of 0x (neutral) equity exposure and occasionally -1x (short) equity exposure. Market exposure was adjusted in the period as dictated by policy rules to increase exposure when anticipated return is positive and decreased when downside risk is elevated based upon investment policy rules and guidelines that are derived from historical market trends and patterns that have stood the test of time for frequency and magnitude.

COVID-19 has had unprecedented impacts on the U.S. and global economies. At the start of the pandemic and during the early months disruptions to “normal” activities were widespread and felt across all sectors of the equity market. Seasonal patterns and trends that have stood the test of time for frequency and magnitude were overridden, but as progress was made fighting COVID-19 and the economy began to reopen, seasonality has re-emerged with many of the patterns and trends in the annual Stock Trader’s Almanac returning.

During the “Best Six Months,” November 2020 to April 2021, the Portfolio’s investment strategy had a bullish bias. During the most recent “Best Six Months” the Portfolio advanced 28.86% compared to a gain of 28.85% by S&P 500 Index*. The current “Worst Six Months” period, May to October is projected to be more in line with historical performance and not repeat last year’s strength.

1.800.519.0438 | 200 Mamaroneck, Suite 300, White Plains, NY 10601

ProbabilitiesFund.com

Our overall outlook for the balance of the third quarter of 2021 is cautious. Based upon the annual Stock Trader’s Almanac, the market’s historical “Worst Six Months” continue until the end of October. Historically, the market has produced only the slimmest of gains during the “Worst Months” while historically numerous pullbacks and corrections have occurred during this time period. Rising headline inflation has had an impact on the Fed. The Fed has accelerated it projected timetable for interest rate increases. The Fed has also begun to discuss how it will begin tapering bond purchases and removing liquidity from the financial system. Additionally, the majority of stimulus payments have been made. Positive impacts from low interest rates, increased financial system liquidity, and fiscal stimulus appear to be beginning to fade.

Higher interest rates and the removal of liquidity combined with a new surge in Covid-19 cases have the potential to trigger a pullback or correction sometime in Q3 through early Q4. The probability of such a market retreat is further enhanced by elevated levels of bullish sentiment and historically stretched valuations in some sectors of the market. Should market volatility spike, DVAM is in place to systematically manage risk by reducing equity market exposure as volatility rises and systematically return equity market exposure to target levels as volatility recedes when the Portfolio has a long or leveraged long position.

In place strategic rules and investment policy implemented by the Portfolio are aligned to weather any weakness that may manifest during the balance of the “Worst Six Months,” while still capitalizing on anticipated limited periods of strength. The Portfolio is expected to vary equity exposure from short (–1x) to a limited number of long (1x) through mid-October with frequent periods of neutral (0x) equity exposure. From late October through the end of the year, the beginning of the next “Best Six Months” period, the Portfolio is expected to vary equity exposure from 1x (long) to a maximum of 2x (leveraged long) on a limited number of high conviction days.

Thank you for being a Probabilities VIT Fund shareholder.

Sincerely,

Joseph B. Childrey
Founder & CIO
Probabilities Fund Management, LLC

*	Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of Fund’s shares. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. The S&P 500 is a widely recognized index of common prices. The Morningstar Diversified Alternatives Index is comprised of seven alternative asset classes that broadly represent the alternative landscape. The CBOE Volatility Index, VIX, is a real-time market index representing the market’s expectations for volatility over the coming 30 days. An investment cannot be made directly in an index.

6493-NLD-08192021

1.800.519.0438 | 200 Mamaroneck, Suite 300, White Plains, NY 10601

Probabilities VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2021

The Fund’s performance figures for the period ended June 30, 2021 compared to its benchmark

				Since
Average Annualized Returns	Six Months	One Year	Five Year^	Inception*^
Probabilities VIT Fund – Class 1	1.22%	17.90%	4.08%	3.12%
Probabilities VIT Fund – Class 2	1.24%	17.73%	3.94%	2.97%
S&P 500 Total Return Index**	15.25%	40.79%	17.65%	15.19%

*	The Fund commenced operations on April 29, 2013.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

^	Annualized.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account. The Fund’s total operating expenses, gross of waiver and reimbursement, are 4.48% and 4.85% for Class 1 and Class 2, respectively, per the Fund’s May 1, 2021 prospectus. The total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-855-227-7204.

Portfolio Composition as of June 30, 2021

Holdings by Type of Investment	Percent of Net Assets
Exchange-Traded Funds - Equity	76.5%
Other Assets in Excess of Liabilities	23.5%
Net Assets	100.0%

Please refer to the Portfolio of Investments for a more detailed listing of the Fund’s holdings.

PROBABILITIES VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 76.5%
	EQUITY - 76.5%
9,940	Direxion Daily S&P 500 Bull 3X	$1,059,405
3,360	Invesco QQQ Trust Series 1	1,190,885
14,700	ProShares UltraPro Dow30	1,074,276
8,580	ProShares UltraPro QQQ	1,051,050
3,420	SPDR Dow Jones Industrial Average ETF Trust	1,179,729
2,980	Vanguard S&P 500 ETF	1,172,690
		6,728,035

	TOTAL EXCHANGE - TRADED FUNDS (Cost $6,392,333)	6,728,035

	TOTAL INVESTMENTS - 76.5% (Cost $6,392,333)	$6,728,035
	OTHER ASSETS IN EXCESS OF LIABILITIES - 23.5%	2,071,014
	NET ASSETS - 100.0%	$8,799,049

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Probabilities VIT Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021

ASSETS
Investments in securities at fair value (cost, $6,392,333)	$6,728,035
Cash	3,398,339
Due from Advisor	17,697
Receivable for fund shares sold	104,788
Dividends and interest receivable	7,227
Prepaid expenses and other assets	6,875
TOTAL ASSETS	10,262,961

LIABILITIES
Payable for securities purchased	1,409,195
Payable for fund shares redeemed	180
Payable to related parties	24,783
Distribution (12b-1) fees payable	6,130
Accrued audit fees	20,577
Accrued expenses and other liabilities	3,047
TOTAL LIABILITIES	1,463,912
NET ASSETS	$8,799,049

Net Assets Consist Of:
Paid in capital	$9,411,113
Accumulated loss	(612,064)
NET ASSETS	$8,799,049

Class 1 Shares:
Net Assets	$5,074,186
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	610,357
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$8.31

Class 2 Shares:
Net Assets	$3,724,863
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	455,533
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$8.18

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2021

INVESTMENT INCOME
Dividends	$23,734
Interest	525
TOTAL INVESTMENT INCOME	24,259

EXPENSES
Investment advisory fees	60,144
Distribution (12b-1) fees - Class 1	9,118
Distribution (12b-1) fees - Class 2	9,250
Administrative services fees	27,918
Transfer agent fees	22,815
Accounting services fees	15,030
Compliance officer fees	11,543
Audit and tax fees	8,232
Legal fees	7,059
Trustees’ fees and expenses	6,780
Printing and postage expenses	3,104
Custodian fees	2,610
Insurance expense	220
Miscellaneous expenses	1,870
TOTAL EXPENSES	185,693
Fees waived by the Advisor	(83,101)
NET EXPENSES	102,592

NET INVESTMENT LOSS	(78,333)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions	875,523
Net change in unrealized depreciation on investments	(672,246)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	203,277

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$124,944

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months	Year Ended
	June 30, 2021	June 30, 2020
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(78,333)	$(124,940)
Net realized gain (loss) from investment transactions	875,523	(1,698,117)
Net change in unrealized appreciation (depreciation) on investments	(672,246)	528,084
Net increase (decrease) in net assets resulting from operations	124,944	(1,294,973)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class I	—	(174,154)
Class 2	—	(127,996)
Net decrease in net assets from distributions to shareholders	—	(302,150)

FROM SHARES OF BENEFICIAL INTEREST
Class I:
Proceeds from shares sold	1,833,861	2,775,238
Net asset value of shares issued in reinvestment of distributions	—	174,154
Payments for shares redeemed	(1,639,773)	(6,192,222)
Net increase (decrease) in net assets from shares of beneficial interest	194,088	(3,242,830)
Class 2:
Proceeds from shares sold	194,245	1,385,897
Net asset value of shares issued in reinvestment of distributions	—	127,995
Payments for shares redeemed	(41,148)	(249,975)
Net increase (decrease) in net assets from shares of beneficial interest	153,097	1,263,917

Total Net Increase (Decrease) in Net Assets From Beneficial Interest Transactions	347,185	(1,978,913)

TOTAL INCREASE (DECREASE) IN NET ASSETS	472,129	(3,576,036)

NET ASSETS
Beginning of period	8,326,920	11,902,956
End of period	$8,799,049	$8,326,920

SHARE ACTIVITY
Class 1
Shares sold	221,471	326,219
Shares reinvested	—	21,661
Shares redeemed	(195,188)	(772,858)
Net increase (decrease) in shares of beneficial interest outstanding	26,283	(424,978)
Class 2
Shares sold	24,118	178,001
Shares reinvested	—	16,181
Shares redeemed	(5,065)	(33,214)
Net increase in shares of beneficial interest outstanding	19,053	160,968

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund - Class 1
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the		For the	For the	For the	For the	For the
	Six Months		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016
	(Unaudited)
Net asset value, beginning of period	$8.21		$9.29	$6.95	$10.81	$9.35	$9.14
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.12)	(0.03)	(0.18)	(0.11)	(0.18)
Net realized and unrealized gain (loss) on investments (5)	0.17		(0.65)	2.37	(1.66)	1.57	0.39
Total from investment operations	0.10		(0.77)	2.34	(1.84)	1.46	0.21
Less distributions from:
Net realized gains	—		(0.31)	—	(2.02)	—	—
Total distributions	—		(0.31)	—	(2.02)	—	—
Net asset value, end of period	$8.31		$8.21	$9.29	$6.95	$10.81	$9.35
Total return (2)	1.22	% (6)	(8.22)%	33.67%	(15.47)%	15.61%	2.30%
Net assets, end of period (000s)	$5,074		$4,798	$9,377	$8,454	$16,767	$15,982
Ratio of expenses to average net asset, before waivers (3)	4.10	% (7)	4.17%	3.55%	2.98%	2.78%	2.45%
Ratio of expenses to average net assets, after waiver (3)	2.24	% (7)	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of net investment loss to average net assets (3,4)	(1.69	)% (7)	(1.45)%	(0.43)%	(1.76)%	(1.10)%	(2.04)%
Portfolio Turnover Rate	834	% (6)	1565%	1711%	1900%	2376%	1754%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(4)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(5)	Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(6)	Not annualized for periods less than one year.

(7)	Annualized for periods of less than one year.

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund - Class 2
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the		For the	For the	For the	For the		For the
	Six Months		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2021		December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017		December 31, 2016
	(Unaudited)
Net asset value, beginning of period	$8.08		$9.17	$6.87	$10.73	$9.29		$9.10
Activity from investment operations:
Net investment loss (1)	(0.08)		(0.13)	(0.05)	(0.19)	(0.12)		(0.20)
Net realized and unrealized gain (loss) on investments (5)	0.18		(0.65)	2.35	(1.65)	1.56		0.39
Total from investment operations	0.10		(0.78)	2.30	(1.84)	1.44		0.19
Less distributions from:
Net realized gains	—		(0.31)	—	(2.02)	—		—
Total distributions	—		(0.31)	—	(2.02)	—		—
Net asset value, end of period	$8.18		$8.08	$9.17	$6.87	$10.73		$9.29
Total return (2)	1.24	% (7)	(8.44)%	33.48%	(15.57)%	15.50	% (6)	2.09%
Net assets, end of period (000s)	$3,725		$3,529	$2,526	$1,989	$3,612		$3,745
Ratio of expenses to average net asset, before waivers (3)	4.26	% (8)	4.54%	3.72%	3.12%	2.93%		2.59%
Ratio of expenses to average net assets, after waiver (3)	2.39	% (8)	2.39%	2.39%	2.39%	2.39%		2.39%
Ratio of net investment loss to average net assets (3,4)	(1.85	)% (8)	(1.60)%	(0.57)%	(1.89)%	(1.21)%		(2.22)%
Portfolio Turnover Rate	835	% (7)	1565%	1711%	1900%	2376%		1754%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(4)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(5)	Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized for periods less than one year.

(8)	Annualized for periods of less than one year.

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2021

1.	ORGANIZATION

The Probabilities VIT Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a trust organized on November 2, 2005, under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund commenced operations on April 29, 2013.

The Fund currently offers two classes of shares: Class 1 shares and Class 2 shares. Classes 1 and 2 shares are offered at net asset value. Each class of shares of the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid prices and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Trust’s Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Fund of Funds – The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2021 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,728,035	$—	$—	$6,728,035
Total	$6,728,035	$—	$—	$6,728,035

The Fund did not hold any Level 3 securities during the period.

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

Security Transactions and Related Income – Security transactions are accounted for the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The asset of the Fund may be placed in deposit accounts at U.S. banks and such deposits can exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

General Market Risk – The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the commodities and/or securities markets generally.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

ETF Risk – ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Advisor may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. Additional risks of investing in ETFs are described in the Fund’s prospectus.

Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investment strategies.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2018 to December 31, 2020, or expected to be taken in the Fund’s December 31, 2021 year-end tax return. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to the Fund are charged to the Fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $49,487,620 and $47,867,104, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Probabilities Fund Management, LLC (the “Advisor”) serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.35% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Advisor earned advisory fees of $60,144.

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2022, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund services providers (other than the Advisor)) will not exceed 2.24% and 2.39% for Class 1 and Class 2 shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the six months ended June 30, 2021, the Advisor waived fees/reimbursed expenses of $83,101. These fee waivers and expense reimbursements are subject to possible recoupment by the Advisor in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

As of December 31, 2020, the Advisor has $409,620 of waived fees within 3 years of reimbursement that may be recovered by the following dates:

December 31, 2021	December 31, 2022	December 31, 2023	Total
$113,597	$129,535	$166,488	$409,620

Any previously waived fees for years ending prior to 2018 have now expired from potential recoupment.

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (“12b-1 Plans” or “Plan”) for each of Class 1 and Class 2 shares, pursuant to which the Fund may pay the Fund’s distributor an annual fee for distribution and shareholder servicing expense of 0.35% and 0.50% of the Fund’s average daily net assets attributable to Class 1 and Class 2 shares, respectively, which is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended June 30, 2021, pursuant to the Plans, the Fund incurred $9,118 and $9,250 for Class 1 and Class 2 shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class 1 and Class 2 shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2021, Jefferson National Life Insurance Co., held approximately 57% of the voting securities of the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at June 30, 2021, was as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Probabilities VIT	$6,511,800	$335,702	$(119,467)	$216,235

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2020 were as follows:

Fiscal Year Ended
December 31, 2020
Ordinary Income	$302,112
Long-Term Capital Gain	—
Return of Capital	38
$302,150

There were no distributions paid for the year ended December 31, 2019.

As of December 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$(1,625,489)	$—	$888,481	$(737,008)

The difference between book basis and tax basis accumulated net realized losses and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

At December 31, 2020, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total	CLCF Utilized
$—	$1,625,489	$—	$1,625,489	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2020 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$(124,978)	$124,978

8.	LIQUIDITY RISK MANAGEMENT PROGRAM

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Funds have adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2018. The Program is intended to provide a framework for: (1) assessing and managing a Fund’s liquidity risk (i.e., the risk that a Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of a Fund’s investments, (3) determining a Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with a Fund’s illiquid investment limit, and (5) reporting to the Funds’ Board of Trustees. The Board of Trustees designated the Funds’ investment adviser, Dunham & Associates Investment Counsel, Inc. (the “Program Administrator”), to administer the Program. The Program Administrator established a liquidity risk management group to assist the Program Administrator in implementing the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

Probabilities VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Funds’ Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2019 through March 31, 2021. The report concluded that the Program remains reasonably designed to assess and manage a Fund’s liquidity risk, and that during the period the Program was implemented effectively.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Probabilities VIT Fund
EXPENSE EXAMPLES (Unaudited)
June 30, 2021

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning January 1, 2021 through June 30, 2021.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During Period*
	1/1/21	6/30/21	Ratio	1/1/21 – 6/30/21
Actual
Class 1	$1,000.00	$ 1,012.20	2.24%	$ 11.18
Class 2	$1,000.00	$ 1,012.40	2.39%	$ 11.93
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$ 1,013.69	2.24%	$ 11.18
Class 2	$1,000.00	$ 1,012.94	2.39%	$ 11.93

*	Expenses are equal to the average account value over the period beginning January 1, 2021, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period ended June 30, 2021 (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-227-7204 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Probabilities Fund Management, LLC
200 Mamaroneck Ave, Suite 300
White Plains, New York 10601

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

ProbabilitiesVIT-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/21

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/8/21